Selling and Administrative Expenses - Summary of Selling and Administrative Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Salaries	₩ 6,067,385	₩ 5,515,166	₩ 5,471,459
Retirement benefit expense	532,199	460,302	615,370
Welfare and benefit expense	697,964	695,203	695,839
Insurance expense	161,364	147,690	127,507
Depreciation	13,829,464	12,864,913	12,301,131
Amortization of intangible assets	163,567	163,174	156,160
Bad debt expense	35,232	62,808	23,634
Commission	856,953	801,768	771,947
Advertising expense	43,564	39,161	44,291
Training expense	26,067	23,964	22,140
Vehicle maintenance expense	18,634	18,172	21,024
Publishing expense	5,607	6,160	6,746
Business promotion expense	5,314	5,082	6,538
Rent expense	230,832	206,556	234,119
Telecommunication expense	19,326	17,519	17,622
Transportation expense	53,640	103,601	114,857
Taxes and dues	723,189	687,066	676,497
Expendable supplies expense	57,427	54,504	56,776
Water, light and heating expense	57,189	57,407	77,952
Repairs and maintenance expense	2,947,956	2,774,262	2,739,424
Ordinary development expense	773,931	717,561	727,810
Travel expense	93,569	93,497	95,061
Clothing expense	20,515	19,940	21,822
Survey and analysis expense	5,253	5,224	5,448
Membership fee	17,704	16,667	18,381
Disclosure - Other selling and administrative expenses
General and administrative expenses	3,070,026	3,061,582	3,009,422
Selling and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Salaries	1,180,379	1,098,460	1,142,360
Retirement benefit expense	104,036	89,533	109,758
Welfare and benefit expense	151,840	152,836	155,781
Insurance expense	30,460	27,726	20,835
Depreciation	231,114	241,533	244,676
Amortization of intangible assets	88,920	88,648	85,661
Bad debt expense	35,232	62,808	23,634
Commission	429,977	460,644	420,390
Advertising expense	32,205	30,305	33,739
Training expense	8,911	7,900	7,327
Vehicle maintenance expense	9,218	9,044	10,749
Publishing expense	2,857	3,281	3,732
Business promotion expense	2,687	2,559	3,198
Rent expense	48,474	44,807	47,680
Telecommunication expense	9,406	7,813	7,945
Transportation expense	1,108	1,099	1,012
Taxes and dues	98,714	112,449	122,177
Expendable supplies expense	6,976	7,252	9,617
Water, light and heating expense	15,009	16,207	17,950
Repairs and maintenance expense	197,942	154,062	152,449
Ordinary development expense	217,975	217,319	213,932
Travel expense	18,726	16,265	16,062
Clothing expense	11,216	10,450	13,044
Survey and analysis expense	871	1,068	1,126
Membership fee	1,709	1,503	1,469
Disclosure - Other selling and administrative expenses
Accommodation development expenses	48,902	49,988	56,038
Miscellaneous wages	33,020	97,474	31,910
Litigation and filing expenses	22,578	19,204	14,876
Compensation for damages	7,653	4,300	3,116
Outsourcing expenses	1,368	3,511	3,635
Reward expenses	2,764	2,770	2,740
Overseas market development expenses	1,378	1,503	1,376
Others	16,401	17,261	29,428
Others	134,064	196,011	143,119
General and administrative expenses	₩ 3,070,026	₩ 3,061,582	₩ 3,009,422